Fees Summary	Jul. 29, 2026 USD ($)
Fees Summary [Line Items]
Total Offering	$ 954,930,000.00
Previously Paid Amount	0.00
Total Fee Amount	131,875.83
Total Offset Amount	7,871.70
Net Fee	$ 124,004.13
Offering Table N/A
Offset Table N/A
Combined Prospectus Table N/A	N/A